INCOME TAXES - Rollforward table (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance, at beginning of the year	$ 513.3	$ 546.6
Changes in deferred tax liability (asset) [abstract]
Charge in consolidated statement of income/(loss)	53.3	36.6	$ 17.2
Translation differences	(35.4)	6.0
Charged to OCI	(8.1)	1.1	(0.7)
Other	4.5	(1.6)
Balance, at end of the year	419.8	513.3	546.6
Maximum
Changes in deferred tax liability (asset) [abstract]
Charged to OCI	9.3
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance, at beginning of the year	(65.6)	(39.8)
Changes in deferred tax liability (asset) [abstract]
Charge in consolidated statement of income/(loss)	24.4	23.6
Translation differences	(0.2)	(4.9)
Charged to OCI	0.0	0.0
Other	3.1	2.7
Balance, at end of the year	(87.1)	(65.6)	(39.8)
Carryforward of unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance, at beginning of the year	(21.8)	(19.8)
Changes in deferred tax liability (asset) [abstract]
Charge in consolidated statement of income/(loss)	14.0	0.4
Translation differences	3.0	(1.6)
Charged to OCI	0.0	0.0
Other	0.0	0.0
Balance, at end of the year	(32.8)	(21.8)	(19.8)
Employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance, at beginning of the year	(2.0)	(4.2)
Changes in deferred tax liability (asset) [abstract]
Charge in consolidated statement of income/(loss)	0.8	(1.4)
Translation differences	0.5	0.0
Charged to OCI	17.0	(0.8)
Other	0.0	0.0
Balance, at end of the year	(19.3)	(2.0)	(4.2)
Impairment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance, at beginning of the year	(3.0)	(3.0)
Changes in deferred tax liability (asset) [abstract]
Charge in consolidated statement of income/(loss)	0.0	0.0
Translation differences	(0.1)	0.0
Charged to OCI	0.0	0.0
Other	0.0	0.0
Balance, at end of the year	(3.1)	(3.0)	(3.0)
Fair value adjustments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance, at beginning of the year	(7.9)	(5.0)
Changes in deferred tax liability (asset) [abstract]
Charge in consolidated statement of income/(loss)	0.0	0.0
Translation differences	1.1	(1.0)
Charged to OCI	(7.7)	1.9
Other	0.0	0.0
Balance, at end of the year	0.9	(7.9)	(5.0)
Tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance, at beginning of the year	(0.6)	(2.5)
Changes in deferred tax liability (asset) [abstract]
Charge in consolidated statement of income/(loss)	0.0	(2.0)
Translation differences	0.1	(0.1)
Charged to OCI	0.0	0.0
Other	(0.1)	0.0
Balance, at end of the year	(0.6)	(0.6)	(2.5)
Unrecognized profit on internal sales of inventory
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance, at beginning of the year	(14.0)	(11.0)
Changes in deferred tax liability (asset) [abstract]
Charge in consolidated statement of income/(loss)	1.7	2.5
Translation differences	0.9	(0.5)
Charged to OCI	0.0	0.0
Other	0.0	0.0
Balance, at end of the year	(14.8)	(14.0)	(11.0)
Depreciation differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance, at beginning of the year	21.1	20.9
Changes in deferred tax liability (asset) [abstract]
Charge in consolidated statement of income/(loss)	(3.9)	(0.1)
Translation differences	(0.2)	0.1
Charged to OCI	0.0	0.0
Other	(2.7)	0.0
Balance, at end of the year	22.1	21.1	20.9
Difference between carrying value and fair value adjustment due to acquisition of Amer Sports Corporation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance, at beginning of the year	588.8	591.9
Changes in deferred tax liability (asset) [abstract]
Charge in consolidated statement of income/(loss)	10.5	10.6
Translation differences	(37.6)	7.5
Charged to OCI	0.0	0.0
Other	0.0	0.0
Balance, at end of the year	540.7	588.8	591.9
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance, at beginning of the year	18.3	19.1
Changes in deferred tax liability (asset) [abstract]
Charge in consolidated statement of income/(loss)	5.8	3.0
Translation differences	(2.9)	6.5
Charged to OCI	0.0	0.0
Other	4.2	(4.3)
Balance, at end of the year	$ 13.8	$ 18.3	$ 19.1